Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Cash flow from operating activities:
Net income (loss)	$ (142,947)	$ (54,033)	$ 191,922	$ (6,532,289)
Adjustment to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	117,351	199,602	617,898	1,529,222
Fair value of vested stock options	70,489	42,172	323,776	175,951
Fair value of warrants issued for services, net of adjustment			0	(237,126)
Fair value of warrant extensions			0	264,714
Fair value of restricted common stock issued for services	22,625	0	62,787	0
(Gain) loss on sale of fixed assets	0	(6,879)	(476,904)	315
Impairment loss on intangible assets related to intellectual property licenses			0	688,138
Deferred income tax liability			0	(350,000)
Loss on facility sublease			233,015	0
Changes in assets and liabilities:
Accounts receivable	246,257	291,156	1,132,754	591,191
Inventory	49,247	71,049	191,959	395,866
Due from factor	3,737	143,705	31,068	159,501
Prepaid expenses and other current assets	15,607	(179,502)	(152,309)	141,788
Prepaid royalties	(22,570)	342,464	63,487	830,533
Deposits and other assets	65,550	(1,938)	(41,871)	64,755
Accounts payable and accrued expenses	(216,234)	(796,201)	(2,257,735)	2,509,219
Deferred revenue	(31,728)	(9,847)	(15,685)	(89,339)
Net cash provided by (used in) operating activities	177,384	41,748	(95,838)	1,968,462
Cash flow from investing activities:
Purchase of property and equipment	(559)	(35,463)	(101,028)	(183,108)
Purchase of intangible assets	(3,617)	0	(21,526)	(227,599)
Proceeds from sale of fixed assets	0	16,357	573,574	750
Net cash provided by (used in) investing activities	(4,176)	(19,106)	451,020	(409,957)
Cash flow from financing activities:
Advances (payments) to factor	49,375	(59,550)	(10,415)	256,636
Payment of notes payable	(8,879)	(8,540)	(40,552)	(56,428)
Payment of capital lease obligations	(48,148)	(132,835)	(738,783)	(868,006)
Payment of related parties			0	(71,902)
Advances (payments) under line of credit	0	(750,000)	(1,000,000)	(748,673)
Net cash used in financing activities	(7,652)	(950,925)	(1,789,750)	(1,488,373)
Effect of exchange rate changes	(60,644)	(47,258)	(16,441)	212,586
Net increase (decrease) in cash and cash equivalents	104,912	(975,541)	(1,451,009)	282,718
Cash and cash equivalents, beginning of period	1,699,969	3,150,978	3,150,978	2,868,260
Cash and cash equivalents, end of period	1,804,881	2,175,437	1,699,969	3,150,978
Supplemental disclosures of cash flow information:
Cash paid for income taxes	7,682	593	(1,671)	27,894
Cash paid for interest	12,647	36,837	89,411	220,665
Supplemental disclosures of non-cash investing and financing activities:
Acquisition of customer list through the issuance of common shares			154,908	0
Capital lease obligation incurred for purchase of equipment			0	375,722
Taag [Member]
Adjustment to reconcile net income (loss) to net cash provided by (used in) operating activities:
Impairment loss related to the acquisition			0	1,602,638
Pools Press [Member]
Adjustment to reconcile net income (loss) to net cash provided by (used in) operating activities:
Impairment loss related to the acquisition			$ 0	$ 223,385